SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid VAT taxes	$ 1,442,517	$ 1,176,771
Other receivables	307,700	186,840
Consumables and spare parts	148,376	121,740
Prepaid expenses	21,983	18,750
Prepayment and other current assets	1,920,576	1,504,101
Other receivable from well equipment	609,604	635,052
Deposit and others	134,836	268,666
Durable spare parts	128,107	114,528
Other non-current assets	872,547	1,018,246
Less: allowance on doubtful receivables	(59,604)
Other non-current assets, net	$ 812,943	$ 1,018,246